Litigations - Judicial deposits (Details) $ in Millions, R$ in Billions	Jun. 30, 2020 BRL (R$)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Judicial deposits
Deposits with court		$ 2,070	$ 3,133
Guarantees as alternative to judicial deposits	R$ 10.0	1,800
Tax litigation
Judicial deposits
Deposits with court		934	1,278
Civil litigation
Judicial deposits
Deposits with court		73	86
Labor litigation
Judicial deposits
Deposits with court		168	246
Environmental litigation
Judicial deposits
Deposits with court		45	41
Brumadinho event
Judicial deposits
Deposits with court		850	$ 1,482
Guarantees as alternative to judicial deposits	R$ 5.7	$ 1,000